ACCRUED EXPENSES - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Commissions payable	$ 194,090	$ 179,000
Retirement plan contributions	66,931	80,000
Accrued severance	155,277	82,000
Accrued customer returns	348,620	$ 360,000
Accrued payroll	25,193
Accrued prepayment penalties	187,500
Accrued equity - fair value	863,364
Accrued exit costs	85,000
Accrued legal	191,643
Accrued hold back	185,000
Other accrued liabilities	88,477	$ 274,112
Total	$ 2,391,095	$ 975,112	$ 420,363